Submission	Aug. 12, 2024
Submission [Line Items]
Central Index Key	0001666700
Registrant Name	DuPont de Nemours, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES